UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income
The fund's portfolio
1/31/11 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Aerospace and defense (2.9%)
General Dynamics Corp.	282,700	$21,315,580
Goodrich Corp.	59,100	5,355,642
L-3 Communications Holdings, Inc.	368,400	28,827,300
Northrop Grumman Corp.	560,700	38,856,510
Precision Castparts Corp.	90,200	12,897,698
Raytheon Co. (S)	204,400	10,217,956
Safran SA (France)	296,711	10,722,651
United Technologies Corp.	257,200	20,910,360
		149,103,697

Airlines (0.5%)
Delta Air Lines, Inc. (NON)	1,541,000	17,983,470
United Continental Holdings, Inc. (NON)	409,000	10,388,600
		28,372,070

Automotive (0.5%)
Dongfeng Motor Group Co., Ltd. (China)	2,798,000	4,916,370
Ford Motor Co. (NON)	292,500	4,665,375
General Motors Co. (NON)	383,700	14,001,213
		23,582,958

Banking (13.6%)
Bank of America Corp.	9,395,494	129,000,133
Bank of New York Mellon Corp. (The)	1,736,600	54,234,018
Barclays PLC (United Kingdom)	2,033,132	9,563,527
Citigroup, Inc. (NON)	16,657,800	80,290,596
JPMorgan Chase & Co.	4,019,082	180,617,543
PNC Financial Services Group, Inc.	429,800	25,788,000
State Street Corp.	986,400	46,084,608
SunTrust Banks, Inc.	375,775	11,434,833
U.S. Bancorp	1,167,100	31,511,700
Wells Fargo & Co.	4,358,479	141,301,889
Wilmington Trust Corp.	325,600	1,426,128
		711,252,975

Beverage (0.6%)
Coca-Cola Co. (The)	310,000	19,483,500
Coca-Cola Enterprises, Inc.	392,700	9,880,332
		29,363,832

Biotechnology (0.8%)
Amgen, Inc. (NON) (S)	410,800	22,626,864
Genzyme Corp. (NON)	255,100	18,711,585
		41,338,449

Broadcasting (0.7%)
CBS Corp. Class B	517,400	10,260,042
DISH Network Corp. Class A (NON)	1,322,600	27,920,086
		38,180,128

Building materials (0.4%)
Masco Corp.	498,900	6,645,348
Owens Corning, Inc. (NON)	450,000	15,061,500
		21,706,848

Cable television (2.1%)
Comcast Corp. Class A	2,475,100	56,308,525
DIRECTV Class A (NON)	729,425	30,920,326
Time Warner Cable, Inc.	352,180	23,888,369
		111,117,220

Chemicals (1.9%)
CF Industries Holdings, Inc.	63,800	8,615,552
Dow Chemical Co. (The)	957,400	33,968,552
E.I. du Pont de Nemours & Co.	580,900	29,440,012
Huntsman Corp.	824,500	14,354,545
LyondellBasell Industries NV Class A (Netherlands)
(NON)	413,500	14,861,190
		101,239,851

Coal (0.4%)
CONSOL Energy, Inc.	368,600	18,319,420
		18,319,420

Commercial and consumer services (0.2%)
Alliance Data Systems Corp. (NON) (S)	181,500	12,839,310

		12,839,310

Communications equipment (2.1%)
Cisco Systems, Inc. (NON)	2,500,757	52,891,011
Harris Corp.	400,500	18,639,270
Motorola Solutions, Inc. (NON)	173,842	6,739,854
Qualcomm, Inc.	591,500	32,017,895
		110,288,030

Computers (2.0%)
Hewlett-Packard Co.	1,595,500	72,898,395
IBM Corp.	131,400	21,286,800
Seagate Technology (NON)	705,600	9,878,400
		104,063,595

Conglomerates (4.0%)
General Electric Co.	6,634,720	133,623,261
Honeywell International, Inc.	379,600	21,261,396
Tyco International, Ltd.	1,181,842	52,981,977
		207,866,634

Consumer finance (0.4%)
Discover Financial Services	893,700	18,401,283
		18,401,283

Consumer goods (2.0%)
Colgate-Palmolive Co.	201,600	15,476,832
Energizer Holdings, Inc. (NON)	36,300	2,640,462
Estee Lauder Cos., Inc. (The) Class A	76,411	6,151,086
Kimberly-Clark Corp.	205,800	13,321,434
Newell Rubbermaid, Inc.	867,100	16,691,675
Procter & Gamble Co. (The)	811,100	51,204,743
		105,486,232

Consumer services (0.3%)
Hertz Global Holdings, Inc. (NON) (S)	1,242,800	18,281,588
		18,281,588

Electric utilities (3.5%)
AES Corp. (The) (NON)	1,612,500	19,995,000
Ameren Corp. (S)	770,400	21,856,248
American Electric Power Co., Inc.	894,048	31,899,633
CMS Energy Corp. (S)	403,800	7,874,100
Edison International	613,300	22,250,524
Entergy Corp.	266,215	19,212,737
Great Plains Energy, Inc.	811,841	15,977,031
NV Energy, Inc.	390,800	5,615,796
PG&E Corp.	614,400	28,434,432
PPL Corp.	403,200	10,398,528
		183,514,029

Electrical equipment (1.0%)
Emerson Electric Co.	866,900	51,043,072
		51,043,072

Electronics (2.1%)
Elster Group SE ADR (Germany) (NON)	374,200	5,953,522
Intel Corp.	1,138,000	24,421,480
Jabil Circuit, Inc.	703,500	14,217,735
Marvell Technology Group, Ltd. (NON)	431,800	8,208,518
MEMC Electronic Materials, Inc. (NON) (S)	968,600	10,741,774
SanDisk Corp. (NON)	411,900	18,687,903
Texas Instruments, Inc.	689,000	23,363,990
Yokogawa Electric Corp. (Japan)	654,221	5,284,949
		110,879,871

Energy (oil field) (3.5%)
Halliburton Co.	200,600	9,027,000
Helix Energy Solutions Group, Inc. (NON) (S)	691,600	8,575,840
National Oilwell Varco, Inc.	569,800	42,108,220
Schlumberger, Ltd.	728,839	64,859,383
Transocean, Ltd. (Switzerland) (NON) (S)	330,100	26,384,893
Weatherford International, Ltd. (Switzerland) (NON)	1,349,778	32,016,734
		182,972,070

Energy (other) (0.2%)
First Solar, Inc. (NON) (S)	84,200	13,015,636
		13,015,636

Engineering and construction (0.7%)
Fluor Corp.	306,000	21,172,140
Foster Wheeler AG (Switzerland) (NON)	400,400	14,738,724
		35,910,864

Financial (0.3%)

KKR & Co. LP	949,377	14,231,161
		14,231,161

Food (0.2%)
Kraft Foods, Inc. Class A (S)	418,262	12,786,269
		12,786,269

Forest products and packaging (0.3%)
International Paper Co.	501,400	14,480,432
		14,480,432

Health-care services (2.8%)
Aetna, Inc.	1,337,600	44,060,544
AmerisourceBergen Corp.	384,100	13,773,826
CIGNA Corp.	652,000	27,397,040
Lincare Holdings, Inc. (S)	307,300	8,312,465
Omnicare, Inc. (S)	303,900	7,877,088
WellPoint, Inc. (NON)	689,800	42,850,376
		144,271,339

Homebuilding (0.5%)
D.R. Horton, Inc. (S)	797,200	9,877,308
Toll Brothers, Inc. (NON) (S)	696,600	14,099,184
		23,976,492

Industrial (0.1%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	524,132	4,837,738
		4,837,738

Insurance (6.2%)
ACE, Ltd.	571,400	35,192,526
Aflac, Inc.	809,900	46,634,042
Allstate Corp. (The)	1,307,300	40,709,322
Assured Guaranty, Ltd. (Bermuda)	1,081,580	15,639,647
Chubb Corp. (The)	551,375	31,941,154
Everest Re Group, Ltd.	244,820	20,633,430
Hartford Financial Services Group, Inc. (The)	1,119,800	31,108,044
Marsh & McLennan Cos., Inc.	470,100	13,106,388
MetLife, Inc.	735,000	33,640,950
Prudential Financial, Inc.	379,400	23,336,894
Travelers Cos., Inc. (The)	233,300	13,125,458
XL Group PLC (S)	731,600	16,768,272
		321,836,127

Investment banking/Brokerage (1.6%)
Goldman Sachs Group, Inc. (The)	311,393	50,950,123
Morgan Stanley	1,094,600	32,181,240
		83,131,363

Lodging/Tourism (0.5%)
Wyndham Worldwide Corp.	851,380	23,949,319
		23,949,319

Machinery (1.4%)
Bucyrus International, Inc. Class A	307,200	27,881,472
Lonking Holdings, Ltd. (China)	7,626,000	4,479,276
Parker Hannifin Corp.	471,100	42,121,051
		74,481,799

Manufacturing (1.0%)
Illinois Tool Works, Inc. (S)	350,400	18,742,896
Ingersoll-Rand PLC (S)	671,800	31,708,960
		50,451,856

Media (2.2%)
Time Warner, Inc.	1,631,800	51,320,110
Viacom, Inc. Class B	579,400	24,074,070
Walt Disney Co. (The)	967,700	37,614,499
		113,008,679

Medical technology (2.9%)
Baxter International, Inc.	1,078,800	52,311,012
Boston Scientific Corp. (NON)	3,276,687	22,871,275
Covidien PLC (Ireland)	607,972	28,860,431
Hospira, Inc. (NON)	128,300	7,086,009
Medtronic, Inc.	1,011,400	38,756,848
		149,885,575

Metals (1.7%)
Alcoa, Inc.	793,700	13,151,609
Freeport-McMoRan Copper & Gold, Inc. Class B	285,419	31,039,316
Newmont Mining Corp.	152,400	8,392,668
Nucor Corp. (S)	356,900	16,385,279
Steel Dynamics, Inc.	809,100	14,725,620

U.S. Steel Corp. (S)	123,966	7,149,119
		90,843,611

Oil and gas (11.3%)
Apache Corp.	432,022	51,566,146
BP PLC ADR (United Kingdom)	422,500	20,056,075
Chevron Corp.	1,459,800	138,578,814
ConocoPhillips	469,500	33,550,470
EOG Resources, Inc. (S)	288,300	30,672,237
Exxon Mobil Corp.	1,623,292	130,967,199
Nexen, Inc. (Canada)	666,000	16,749,900
Occidental Petroleum Corp.	794,414	76,803,946
Petrohawk Energy Corp. (NON)	1,203,700	24,134,185
Petroleo Brasileiro SA ADR (Brazil)	430,900	15,826,957
QEP Resources, Inc.	285,600	11,606,784
Royal Dutch Shell PLC ADR (United Kingdom) (S)	225,400	16,001,146
Total SA ADR (France)	416,100	24,454,197
		590,968,056

Pharmaceuticals (5.6%)
Abbott Laboratories	378,100	17,074,996
Johnson & Johnson	1,032,600	61,718,502
Merck & Co., Inc.	2,223,591	73,756,513
Pfizer, Inc.	7,683,345	139,990,546
		292,540,557

Publishing (0.2%)
R. R. Donnelley & Sons Co. (S)	445,300	7,890,716
		7,890,716

Real estate (0.2%)
Chimera Investment Corp. (R)	1,871,700	7,861,140
		7,861,140

Regional Bells (4.0%)
AT&T, Inc.	2,822,100	77,664,192
Verizon Communications, Inc.	3,645,959	129,869,060
		207,533,252

Restaurants (0.3%)
Domino's Pizza, Inc. (NON)	330,900	5,426,760
McDonald's Corp.	174,600	12,862,782
		18,289,542

Retail (3.6%)
Bed Bath & Beyond, Inc. (NON)	356,200	17,097,600
CVS Caremark Corp.	1,115,700	38,156,940
Lowe's Cos., Inc.	1,699,500	42,147,600
Macy's, Inc.	191,300	4,428,595
Office Depot, Inc. (NON)	2,408,900	12,646,725
Staples, Inc. (S)	363,300	8,105,223
SUPERVALU, Inc. (S)	1,019,600	7,432,884
Target Corp.	400,600	21,964,898
Wal-Mart Stores, Inc.	666,500	37,370,655
		189,351,120

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	415,000	17,127,050
		17,127,050

Semiconductor (1.1%)
Atmel Corp. (NON) (S)	568,860	7,702,364
FormFactor, Inc. (NON)	79,375	678,656
KLA-Tencor Corp.	542,100	23,895,768
Novellus Systems, Inc. (NON)	664,700	23,975,729
		56,252,517

Shipping (0.1%)
Nordic American Tanker Shipping (Bermuda) (S)	179,100	4,378,995
		4,378,995

Software (1.6%)
CA, Inc.	982,400	23,381,120
Microsoft Corp.	1,459,300	40,459,093
Oracle Corp.	673,800	21,581,814
		85,422,027

Technology services (0.2%)
Unisys Corp. (NON)	367,012	10,397,450
		10,397,450

Telecommunications (0.4%)
Vodafone Group PLC ADR (United Kingdom) (S)	748,800	21,235,968
		21,235,968

Textiles (0.4%)
Hanesbrands, Inc. (NON)	988,100	22,746,062
		22,746,062

Tobacco (0.8%)
Philip Morris International, Inc.	751,000	42,987,240
		42,987,240
Total common stocks (cost $4,206,157,772)		$5,125,293,114

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	$6,750,000	$12,863,475

Total convertible bonds and notes (cost $6,762,518)		$12,863,475

SHORT-TERM INVESTMENTS (6.0%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.20% (d)	235,086,725	$235,086,725
Putnam Money Market Liquidity Fund 0.17% (e)	79,878,267	79,878,267

Total short-term investments (cost $314,964,992)		$314,964,992

TOTAL INVESTMENTS

Total investments (cost $4,527,885,282) (b)		$5,453,121,581

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $5,227,578,926.

(b) The aggregate identified cost on a tax basis is $4,659,011,586, resulting in gross unrealized appreciation and depreciation of $946,325,757 and $152,215,762, respectively, or net unrealized appreciation of $794,109,995.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $232,031,360. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $235,086,725 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $94,635 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $232,604,849 and $216,144,222, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$206,563,894	$--	$--

	Capital goods	350,627,099	15,201,927	--

	Communication services	339,886,440	--	--

	Conglomerates	207,866,634	--	--

	Consumer cyclicals	426,725,438	4,916,370	--

	Consumer staples	289,911,577	--	--

	Energy	805,275,182	--	--

	Financials	1,147,150,522	9,563,527	--

	Health care	628,035,920	--	--

	Technology	472,018,541	5,284,949	--

	Transportation	32,751,065	--	--

	Utilities and power	183,514,029	--	--

Total common stocks		5,090,326,341	34,966,773	--

Convertible bonds and notes		--	12,863,475	--

Short-term investments		79,878,267	235,086,725	--

Totals by level		$5,170,204,608	$282,916,973	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011